WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 48.2%
FHLMC - 7.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$21,801	$25,862
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/50	80,856,930	85,892,526
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	151,059	175,008
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41	198,641	207,554	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47-9/1/50	42,238,800	44,616,766
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-3/1/50	9,464,574	10,341,173
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	16,776,635	18,018,810
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-3/1/50	3,595,704	3,961,352
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	288,961	300,198
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-5/1/51	15,575,939	15,772,657
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/51	3,860,585	3,756,613
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.083%	3/1/47	1,983,616	2,067,774	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	19,390	22,503
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	20,227	23,804
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	60,583	69,609
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	121,382	144,095
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	1,061,255	1,173,046
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47	5,178,012	5,462,476

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	$1,363,781	$1,489,319
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/47	10,643,761	11,297,572

Total FHLMC				204,818,717

FNMA - 24.0%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	4,983,412
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	91,771	108,698
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	19,123,376	21,196,547
Federal National Mortgage Association (FNMA)	1.500%	3/1/36	99,094	100,417
Federal National Mortgage Association (FNMA)	2.000%	6/1/36-7/1/51	17,100,000	17,550,584	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/36-9/1/50	46,224,606	48,941,138
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-3/1/51	4,784,251	4,967,712
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	21,164	24,428
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	89,789,051	98,848,080
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	341,058	398,167
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	25,906	30,705
Federal National Mortgage Association (FNMA)	2.500%	3/1/41-5/1/41	7,859,629	8,233,054	(a)
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	122,364,757	131,888,940
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-5/1/50	157,793,253	167,649,851
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	20,960,516	21,218,308
Federal National Mortgage Association (FNMA)	2.500%	6/1/51-8/1/51	23,000,000	23,758,767	(c)
Federal National Mortgage Association (FNMA)	3.000%	6/1/51-8/1/51	115,300,000	120,297,913	(c)

Total FNMA				670,196,721

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 16.9%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	$48,152,627	$50,816,373
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	6,777,052	7,265,607
Government National Mortgage Association (GNMA)	4.000%	3/15/50	116,863	125,028
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	798,948	931,076
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/50	50,241,227	54,070,119
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	20,078,956	21,851,501
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	66,154,152	70,062,240
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	33,553,908	36,060,570
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-12/20/50	56,796,883	59,521,113
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	17,128,542	17,441,051
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	1,458,230	1,520,656
Government National Mortgage Association (GNMA) II	2.000%	6/1/51	43,800,000	44,538,279	(c)
Government National Mortgage Association (GNMA) II	2.500%	6/1/51	106,200,000	109,983,086	(c)

Total GNMA				474,186,699

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,338,792,576)				1,349,202,137

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 25.7%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	1.437%	7/20/35	339,639	296,634	(b)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	293,160	234,677
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	0.726%	6/25/45	2,037,451	2,039,864	(b)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	12,933,421
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.351%	7/15/35	11,150,000	11,167,916	(b)(e)
BX, 2021-MFM1 A (1 mo. USD LIBOR + 0.700%)	0.801%	1/15/34	3,000,000	3,004,502	(b)(e)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	3,481,137	(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.772%	10/25/34	$1,856,297	$1,855,994	(b)(e)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.692%	5/25/35	32,174	27,446	(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	190,423
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	170,212	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.072%	10/10/46	80,000	80,982	(b)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,799,892	(b)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,559,249	(e)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	20,326,994	21,955,617	(b)(e)
CSMC Trust, 2017-RPL3 B2	4.502%	8/1/57	18,691,278	21,095,817	(b)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	10,477,265	(e)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	8,060,000	8,209,822	(b)(e)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.860%	7/25/47	20,337,325	20,519,873	(b)(e)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	8,188,495	8,195,082	(b)(e)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	18,727,352	18,743,904	(b)(e)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	8,151,902	8,317,556	(b)(e)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	8,592,597	8,611,149	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	941,706	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.604%	3/25/27	51,419,983	1,641,650	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	6,573,077	268,173	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.951%	5/25/29	5,978,987	399,426	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	0.961%	9/25/30	11,462,051	886,679	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.028%	10/25/30	54,847,042	4,484,146	(b)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.883%	11/25/30	$9,993,840	$713,501	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.515%	8/25/22	76,620,444	266,969	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	0.946%	8/25/23	118,203,400	1,886,987	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.759%	9/25/27	35,907,457	1,550,330	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.513%	2/25/35	45,447,532	7,103,413	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.512%	5/25/35	29,937,100	4,947,962	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.334%	7/25/35	41,093,131	5,970,421	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	20,419	24,180
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.849%	10/15/41	255,234	41,268	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	338,069	15,662
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	848,582	884,034
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,463,762	184,985
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	478,238	65,810
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.310%	10/25/50	4,764,364	4,765,198	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.110%	10/25/33	25,300,000	25,753,039	(b)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.081%	2/15/38	$1,377,566	$81,710	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.792%	4/25/28	6,575,646	6,750,725	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	1.442%	3/25/29	1,142,639	1,144,158	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.310%	8/25/33	16,930,000	17,333,425	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.342%	10/25/23	11,229,956	11,729,579	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.492%	1/25/24	17,545,268	17,957,364	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.342%	7/25/29	21,859,630	21,770,220	(b)(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,397,595
Federal National Mortgage Association (FNMA) ACES, 2018-M8 A1	3.325%	6/25/28	2,217,113	2,450,407	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	599,703	644,057
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.674%	9/25/29	38,483,722	1,842,889	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	12,950,000	13,911,550
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	850,343	898,845
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.464%	2/25/30	10,770,173	362,436	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.850%	2/25/30	19,365,132	1,126,487	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.707%	1/25/28	13,261,148	1,093,937	(b)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.467%	9/25/34	$3,085,608	$328,157	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.753%	2/25/28	9,009,613	397,493	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.016%	2/25/28	48,927,505	2,861,266	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.075%	12/25/30	74,520,000	545,427	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.534%	12/25/33	39,852,139	4,370,672	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	296,979	336,706
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	3,696	4,051
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	16,223	15,429
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.508%	7/25/42	52,598	9,740	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	407,882	22,390
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	80,988	1,717
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.058%	12/25/42	450,221	97,407	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	90,212	103,982
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	193,841	20,901
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	628,107	74,099
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	914,391	61,747
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.843%	8/25/44	1,065,094	62,393	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	916,638	813,590
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	14,234	2,867

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	$9,139	$1,785
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	5,040	793	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	4,951	820	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	8,224	1,286
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	11,760	2,430
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	44,276	7,970
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	122,276	7,118
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	80,864	7,707
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	5,164,736	5,195,238	(b)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	19,493,980	27,149	(e)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	4,288,204	4,424,533	(b)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.051%	4/19/36	417,588	366,332	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.551%	1/20/40	14,824	1,084	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	64,070	3,453
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.560%	11/20/60	634,166	637,131	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.610%	4/20/61	876,083	880,755	(b)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.499%	4/16/42	2,096,007	521,259	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.351%	1/16/55	71,534,510	1,028,158	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.327%	5/16/55	19,732,844	326,896	(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	$670,301	$93,719
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	865,877	153,787
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	278,381	43,591
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.660%	2/16/57	1,386,429	67,393	(b)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.410%	5/20/68	1,506,002	1,507,793	(b)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	7,498,078	7,789,975
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	347,485	358,094
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,136,564	333,907
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	742,121	114,019
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	781,210	111,215
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	778,808	110,663
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	490,760	71,147
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	683,126	97,670
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,551,241	359,915
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.978%	10/16/60	95,974,266	7,847,820	(b)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.249%	5/20/70	2,508,030	2,644,245	(b)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.349%	4/20/70	3,495,338	3,614,596	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.599%	7/20/70	486,409	493,815	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.549%	7/20/70	$170,879	$173,014	(b)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.499%	8/20/70	4,575,162	4,596,512	(b)
GreenPoint Mortgage Funding Trust, 2005- HY1 1A1B (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/35	4,377,838	4,404,652	(b)
GS Mortgage Securities Corp. Trust, 2013- GC16 B	5.161%	11/10/46	500,000	538,143	(b)
GS Mortgage Securities Corp. Trust, 2018- GS9 B	4.321%	3/10/51	1,725,000	1,929,888	(b)
GS Mortgage Securities Corp. Trust, 2018- RPL1 A1A	3.750%	10/25/57	20,787,900	22,105,615	(e)
GS Mortgage Securities Corp. Trust, 2019- SOHO A (1 mo. USD LIBOR + 0.900%)	1.001%	6/15/36	13,100,000	13,113,763	(b)(e)
GS Mortgage Securities Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.150%	5/15/26	5,190,000	5,204,187	(b)(e)
GS Mortgage Securities Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	2.650%	5/15/26	8,660,000	8,691,094	(b)(e)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	15,889,559	(b)(e)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.832%	12/25/34	2,011,751	2,122,805	(b)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.832%	11/25/34	5,070,791	5,127,869	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.598%	7/15/47	700,000	718,081	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	504,613	387,429
JPMorgan Mortgage Trust, 2015-5 A9	2.463%	5/25/45	1,065,158	1,102,251	(b)(e)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,988,646	5,099,315	(b)(e)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.316%	7/27/36	6,242,181	6,000,750	(b)(e)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	86,837	87,751	(b)(e)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	7,483,754	7,645,572	(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	2.802%	9/25/35	64,318	47,281	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.088%	3/25/36	423,122	329,161	(b)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.095%	8/10/23	$23,060,000	$23,367,759	(b)(e)
MRA Issuance Trust, 2020-12 A1Y (1 mo. USD LIBOR + 1.350%)	1.451%	7/15/21	26,450,000	26,481,975	(b)(e)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.860%	10/8/21	22,400,000	22,420,474	(b)(e)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.836%	2/16/22	34,640,000	34,900,874	(b)(e)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	4,266,016	4,524,860	(b)(e)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	5,532,469	5,916,746	(b)(e)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	18,649,842	19,997,888	(b)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	23,028,031	24,556,885	(b)(e)
PFP V Sub Loan Trust, 2020-A A	3.098%	10/15/23	36,357,510	36,796,745	(e)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	0.502%	9/25/46	447,935	427,594	(b)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	26,502	20,742
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.957%	9/29/31	183	179	(b)(e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	731,684	753,234
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	8,411,342	8,422,084	(b)(e)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.251%	5/15/38	9,120,000	9,151,094	(b)(e)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.576%	1/21/70	4,480,000	4,496,930	(b)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.530%	3/25/34	119,809	118,300	(b)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	2.277%	3/25/46	216,841	231,348	(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.287%	3/25/33	117,447	122,902	(b)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	103,016	(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.072%	11/25/34	$6,044,931	$5,827,783	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.732%	7/25/45	50,815	50,951	(b)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.297%	6/15/45	387,015	2,400	(b)(e)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,705,354	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $708,490,563)				717,357,461

ASSET-BACKED SECURITIES - 14.0%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	4,975,000	5,140,985	(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,654,000	8,711,765	(e)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	0.992%	3/25/37	419,040	405,087	(b)(e)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond	4.213%	12/16/41	17,689,584	17,640,879	(e)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.592%	10/25/34	2,279,059	2,217,294	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.752%	7/25/36	23,536	22,963	(b)(e)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	17,903,512	18,696,168	(b)(e)
CSMC Trust, 2017-RPL1 M1	3.020%	7/25/57	20,370,000	18,846,548	(b)(e)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	340,405	363,389	(e)
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	25,809,000	25,948,023
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	7,678,085	7,702,233	(e)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	11,908,748	12,168,964	(e)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	907,182	910,736	(e)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.392%	5/25/37	5,341,546	4,938,246	(b)(e)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.585%)	0.677%	8/25/36	15,708,204	15,699,312	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	0.182%	12/25/36	22,327	11,597	(b)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	$4,112,060	$4,332,045	(e)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	21,272,367	21,736,298	(e)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.692%	4/25/40	3,052,262	3,054,708	(b)
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	1.142%	12/27/66	27,572,055	27,993,957	(b)(e)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	7,126,639	7,528,046	(e)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.692%	12/26/69	3,224,444	3,248,846	(b)(e)
Nelnet Student Loan Trust, 2011-1A A (1 mo. USD LIBOR + 0.850%)	0.942%	2/25/48	9,987,600	10,086,923	(b)(e)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	17,726,669	(e)
Northstar Education Finance Inc., 2007-1 A3 (3 mo. USD LIBOR + 0.750%)	0.934%	1/29/46	25,810,000	25,560,802	(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.496%	11/15/32	550,000	551,440	(b)(e)
OneMain Financial Issuance Trust, 2020-2A A	1.750%	9/14/35	4,024,000	4,115,551	(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.283%	4/15/37	411,350	397,270	(b)
Oscar US Funding XII LLC, 2021-1A A4	1.000%	4/10/28	3,350,000	3,337,686	(e)
Pretium Mortgage Credit Partners LLC, 2020-RPL2 A1, Step bond	3.179%	6/27/69	28,683,823	28,835,285	(e)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.362%	5/25/36	113,187	112,437	(b)(e)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	0.692%	9/25/45	1,051,694	1,042,515	(b)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.362%	10/25/36	447,148	445,361	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.972%	8/25/33	704,658	695,407	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.092%	9/25/37	225,594	207,032	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.892%	9/25/37	987,703	919,917	(b)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/32	2,589	2,544	(b)(e)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	1,738,021	1,839,103

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.854%	12/17/68	$9,260,000	$9,280,791	(b)(e)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	20,000,000	20,637,882	(e)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	20,000,000	20,000,440	(e)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,000,000	10,239,580	(e)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	6,262,823	(e)
Structured Asset Securities Corp., 2004-SC1 A	8.014%	12/25/29	10,268	10,164	(b)(e)
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	153,693	150,323
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,500,000	3,535,218	(e)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	2,143,875	2,154,997	(b)(e)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.092%	5/25/58	13,520,602	13,646,265	(b)(e)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	2,077,737	2,158,246

TOTAL ASSET-BACKED SECURITIES (Cost - $387,738,381)				391,270,760

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Notes (Cost - $155,208,637)	0.750%	4/30/26	155,950,000	155,681,961

CORPORATE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,331,413	(e)

FINANCIALS - 0.4%
Banks - 0.4%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	6/14/21	200,000	199,750	(b)(f)
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	12,207,174	(e)

Total Banks				12,406,924

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	$8,944	$12,105	(e)(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	32,444	32,525	(b)(e)

Total Insurance				44,630

TOTAL FINANCIALS				12,451,554

INDUSTRIALS - 1.1%
Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,732,564

Transportation Infrastructure - 0.9%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	25,137,569	(e)

TOTAL INDUSTRIALS				29,870,133

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,122,808	(e)

TOTAL CORPORATE BONDS & NOTES (Cost - $40,342,093)				45,775,908

SOVEREIGN BONDS - 1.5%
Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,626,257	(e)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,222,379
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,019,137

Total Mexico				11,241,516

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,729,985	(g)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	2,374,853	(e)

Total Qatar				4,104,838

Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,746,700	(e)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	14,000,000	13,486,200	(e)

TOTAL SOVEREIGN BONDS (Cost - $40,311,513)				42,205,511

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,670,883,763)				2,701,493,738

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 13.2%
U.S. GOVERNMENT AGENCIES - 6.8%
Federal Home Loan Bank (FHLB), Discount Notes	(0.009)%	6/4/21	$1,000,000	$1,000,001	(h)
Federal Home Loan Bank (FHLB), Discount Notes	(0.010)%	6/16/21	130,000,000	130,000,542	(h)
Federal Home Loan Bank (FHLB), Discount Notes	(0.010)%	7/21/21	60,000,000	60,000,833	(h)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $190,996,559)				191,001,376

			SHARES
OVERNIGHT DEPOSITS - 6.4%
BNY Mellon Cash Reserve Fund (Cost - $177,846,532)	0.010%		177,846,532	177,846,532

TOTAL SHORT-TERM INVESTMENTS (Cost - $368,843,091)				368,847,908

TOTAL INVESTMENTS - 109.8% (Cost - $3,039,726,854)				3,070,341,646
Liabilities in Excess of Other Assets - (9.8)%				(273,586,555)

TOTAL NET ASSETS - 100.0%				$2,796,755,091

††	Represents less than 0.1%.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2021, the Fund held TBA securities with a total cost of $316,351,504.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At May 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,685	9/21	$592,487,652	$592,671,800	$184,148
U.S. Treasury 5-Year Notes	24,873	9/21	3,074,169,809	3,080,559,852	6,390,043
U.S. Treasury 10-Year Notes	3,497	9/21	461,664,708	461,385,438	(279,270)
U.S. Treasury Long-Term Bonds	2,397	9/21	373,966,928	375,205,406	1,238,478
U.S. Treasury Ultra Long-Term Bonds	3,278	9/21	602,284,917	607,249,500	4,964,583

					12,497,982

Contracts to Sell:
90-Day Eurodollar	7,261	6/21	1,787,022,152	1,813,026,319	(26,004,167)
90-Day Eurodollar	7,605	12/21	1,885,092,692	1,897,922,813	(12,830,121)

					(38,834,288)

Net unrealized depreciation on open futures contracts					$(26,336,306)

At May 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(1,431)	$248,966

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$145,220,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(289,896)	$5,643,213
	389,440,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	50,000	14,856,984
	429,328,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	(987,199)	105,684,228
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	10,632,104
	24,556,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	(10,740)	4,677,733

Total	$1,600,759,000				$(485,299)	$141,743,228

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.36 Index	$185,452,000	6/20/26	1.000% quarterly	$4,532,447	$3,955,464	$576,983

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

20

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,349,202,137	—	$1,349,202,137
Collateralized Mortgage Obligations	—	717,357,461	—	717,357,461
Asset-Backed Securities	—	391,270,760	—	391,270,760
U.S. Government & Agency Obligations	—	155,681,961	—	155,681,961
Corporate Bonds & Notes	—	45,775,908	—	45,775,908
Sovereign Bonds	—	42,205,511	—	42,205,511

Total Long-Term Investments	—	2,701,493,738	—	2,701,493,738

Short-Term Investments†:
U.S. Government Agencies	—	191,001,376	—	191,001,376
Overnight Deposits	—	177,846,532	—	177,846,532

Total Short-Term Investments	—	368,847,908	—	368,847,908

Total Investments	—	$3,070,341,646	—	$3,070,341,646

22

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$12,777,252	—	—	$12,777,252
Centrally Cleared Interest Rate Swaps††	—	$141,743,228	—	141,743,228
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	576,983	—	576,983

Total Other Financial Instruments	$12,777,252	$142,320,211	—	$155,097,463

Total	$12,777,252	$3,212,661,857	—	$3,225,439,109

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$39,113,558	—	—	$39,113,558

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

23